Trade Receivables and Unbilled Revenue, Net - Summary of Trade Receivables and Unbilled Revenue (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Contract assets	$ 50,002	$ 34,889	$ 36,365
Unbilled revenue [member]
Disclosure of financial assets [line items]
Contract assets	$ 246	$ 191